Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2017
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 15, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Global Small Capitalization Fund under "Principal Investment Strategy," please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies.  The Fund operates as a "feeder fund" and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.  Normally, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase.  However, the Master Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  The Master Fund currently defines "small market capitalization" companies as companies with market capitalizations of $6 billion or less.  The Master Fund periodically re-evaluates and adjusts this definition and may continue to do so in the future. The Master Fund seeks to invest globally; the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e. at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers outside the United States).

JNL/AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
SUPPLEMENT DATED DECEMBER 15, 2017
TO THE PROSPECTUS DATED SEPTEMBER 25, 2017

JNL® SERIES TRUST

Please note that the changes impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, "Summary Overview of Each Fund" for the JNL/American Funds Global Small Capitalization Fund under "Principal Investment Strategy," please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies.  The Fund operates as a "feeder fund" and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.  Normally, the Master Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in growth-oriented common stocks and other equity-type securities of companies with small market capitalizations, measured at the time of purchase.  However, the Master Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  The Master Fund currently defines "small market capitalization" companies as companies with market capitalizations of $6 billion or less.  The Master Fund periodically re-evaluates and adjusts this definition and may continue to do so in the future. The Master Fund seeks to invest globally; the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e. at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers outside the United States).